Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,715,040,454.00
Previously Paid Amount	0.00
Total Fee Amount	236,847.09
Total Offset Amount	0.00
Net Fee	$ 236,847.09